Organization and Nature of Business	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Environmental Turf Services, LLC [Member]
Organization and Nature of Business

Note 1 - Organization and Nature of Business

Nature of Operations: Environmental Turf Services, LLC (“EnviroTurf” or the “Company”) was formed on July 22, 2008 under the laws of the State of Mississippi, as a limited liability company. The Company installs, markets and sells synthetic turf materials used for residential and commercial purposes.

Note 1 - Organization and Nature of Business

Nature of Operations: Environmental Turf Services, LLC (“EnviroTurf” or the “Company”) was formed on July 22, 2008 under the laws of the State of Mississippi, as a limited liability company. The Company installs, markets and sells synthetic turf materials used for residential and commercial purposes.